Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
SEGMENT INFORMATION [Abstract]
Segment operating information by segment
The following tables present summary information by segment (in thousands):

	Year Ended December 31, 2022

	Sohu	Changyou	Eliminations	Consolidated
Revenues	$141,586	$592,286	$0	$733,872
Segment cost of revenues (1)	(98,373)	(93,009)	0	(191,382)

Segment gross profit	43,213	499,277	0	542,490
SBC in cost of revenues (2)	(47)	(144)	0	(191)

Gross profit	43,166	499,133	0	542,299

Operating expenses:
Product development (1)	(120,431)	(138,315)	0	(258,746)
Sales and marketing (1)	(167,837)	(57,515)	0	(225,352)
General and administrative (1)	(32,494)	(21,832)	0	(54,326)
SBC in operating expenses (2)	(630)	(4,118)	0	(4,748)

Total operating expenses	(321,392)	(221,780)	0	(543,172)

Operating profit/(loss)	(278,226)	277,353	0	(873)

Other income, net				17,643
Interest income				17,311
Exchange difference				6,524

Income before income tax expense				40,605
Income tax expense				(57,946)

Net loss				$(17,341)

Note (1): Total depreciation and amortization expenses of Sohu and Changyou were $19.8 million and $11.5 million, respectively, for the year ended December 31, 2022.
Note (2): “SBC” stands for share-based compensation expense.

	Year Ended December 31, 2023
	Sohu	Changyou	Eliminations	Consolidated
Revenues	$116,228	$484,709	$(265)	$600,672
Segment cost of revenues (1)	(78,858)	(66,882)	0	(145,740)

Segment gross profit	37,370	417,827	(265)	454,932
SBC in cost of revenues (2)	(7)	(10)	0	(17)

Gross profit	37,363	417,817	(265)	454,915

Operating expenses:
Product development (1)	(127,038)	(152,911)	263	(279,686)
Sales and marketing (1)	(174,526)	(38,899)	2	(213,423)
General and administrative (1)	(25,045)	(23,380)	0	(48,425)
SBC in operating expenses (2)	(89)	(602)	0	(691)

Total operating expenses	(326,698)	(215,792)	265	(542,225)

Operating profit/(loss)	(289,335)	202,025	0	(87,310)

Other income, net				35,746
Interest income				45,222
Exchange difference				692

Loss before income tax expense				(5,650)
Income tax expense				(60,420)

Net loss from continuing operations				(66,070)

Net income from discontinued operations				35,426

Net loss				$(30,644)

Note (1): Total depreciation and amortization expenses of Sohu and Changyou were $18.8 million and $11.4 million, respectively, for the year ended December 31, 2023.
Note (2): “SBC” stands for share-based compensation expense.

	Year Ended December 31, 2024
	Sohu	Changyou	Eliminations	Consolidated
Revenues	$92,229	$506,170	$0	$598,399
Segment cost of revenues (1)	(75,019)	(90,813)	0	(165,832)

Segment gross profit	17,210	415,357	0	432,567
SBC in cost of revenues (2)	(1)	0	0	(1)

Gross profit	17,209	415,357	0	432,566

Operating expenses:
Product development (1)	(128,985)	(126,229)	0	(255,214)
Sales and marketing (1)	(166,140)	(69,662)	0	(235,802)
General and administrative (1)	(27,894)	(23,088)	0	(50,982)
SBC in operating expenses (2)	(72)	103	0	31

Total operating expenses	(323,091)	(218,876)	0	(541,967)

Operating loss	(305,882)	196,481	0	(109,401)

Other income, net				22,144
Interest income				38,625
Exchange difference				464

Loss before income tax expense				(48,168)
Income tax expense				(52,070)

Net loss				$(100,238)
Note (1): Total depreciation and amortization expenses of Sohu and Changyou were $17.9 million and $9.6 million, respectively, for the year ended December 31, 2024.
Note (2): “SBC” stands for share-based compensation expense.

Segment assets information by segment

	As of December 31, 2023

	Sohu	Changyou	Eliminations	Consolidated
Cash and cash equivalents	$189,998	$172,506	$0	$362,504
Accounts receivable, net	32,673	38,945	0	71,618
Fixed assets, net (1)	137,820	131,238	0	269,058
Total assets (2)	$3,100,491	$2,950,224	$(4,168,617)	$1,882,098
Note (1): Total additions to fixed assets of Sohu and Changyou were $1.1 million and $1.2 million, respectively, for the year ended December 31, 2023.
Note (2): The elimination for segment assets mainly consists of elimination of long-term investments in subsidiaries and consolidated VIEs, and elimination of intra-Group loans between Sohu and Changyou.

	As of December 31, 2024

	Sohu	Changyou	Eliminations	Consolidated
Cash and cash equivalents	$113,556	$46,371	$0	$159,927
Accounts receivable, net	26,423	27,339	0	53,762
Fixed assets, net (1)	128,699	124,161	0	252,860
Total assets (2)	$2,985,380	$3,082,800	$(4,333,514)	$1,734,666
Note (1): Total additions to fixed assets of Sohu and Changyou were $0.6 million and $0.7 million, respectively, for the year ended December 31, 2024.
Note (2): The elimination for segment assets mainly consists of elimination of long-term investments in subsidiaries and consolidated VIEs, and elimination of intra-Group loans between Sohu and Changyou.